Provisions (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of other provisions [abstract]
Schedule of provisions
	Years Ended June 30,
	2019	2018
Current
Annual leave (1)	245,804	266,487
Long service leave (1)(2)	356,191	322,206

Total	601,995	588,693

Non-Current
Long service leave (2)	34,976	916

Schedule of movements in provisions

	Years Ended June 30,
	2019	2018
Annual leave
Carrying amount at start of year	266,487	298,508
Charged/(credited) to profit or loss
-additional provisions recognized	308,032	261,354
Amounts used during the year	(328,715)	(293,375)
Carrying amount at end of year	245,804	266,487

Long service leave
Carrying amount at start of year	323,122	399,970
Charged/(credited) to profit or loss	-	(103,363)
-additional provisions recognized	68,045	26,515
Carrying amount at end of year	391,167	323,122

TOTAL	636,971	589,609

Schedule of amounts not expected to be settled within the next 12 months
	Years Ended June 30,
	2019	2018
Long service leave obligation expected to be settled after 12 months	34,976	916